COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES
Purchase Commitments

Purchase obligations are generally for the purchase of goods and services in the ordinary course of business. Griffon uses blanket purchase orders to communicate expected requirements to certain vendors. Purchase obligations reflect those purchase orders where the commitment is considered to be firm. Amounts purchased under such commitments were $81,911, $76,629 and $110,175 for the years ended September 30, 2025, 2024 and 2023, respectively. Aggregate future minimum purchase obligations at September 30, 2025 are $58,797 in 2026 and $0 thereafter.

Legal and environmental

Peekskill Site. Lightron Corporation (“Lightron”), a wholly-owned subsidiary of Griffon, once conducted lamp manufacturing and metal finishing operations at a location in the Town of Cortlandt, New York, just outside the city of Peekskill, New York (the “Peekskill Site”) which was owned by ISC Properties, Inc. (“ISCP”), a wholly-owned subsidiary of Griffon, for approximately three years. ISCP sold the Peekskill Site in November 1982.

Based upon studies conducted by ISCP and the New York Department of Environmental Conservation, soils and groundwater beneath the Peekskill Site contain chlorinated solvents and metals. Stream sediments downgradient from the Peekskill Site also contain metals. On May 15, 2019 the United States Environmental Protection Agency ("EPA") added the Peekskill Site to the National Priorities List under CERCLA and has since reached agreement with Lightron and ISCP pursuant to which Lightron and ISCP will perform a Remedial Investigation/Feasibility Study (“RI/FS”). Performance of the RI/FS is expected to be completed in 2027.

Lightron has not engaged in any operations in over three decades. ISCP functioned solely as a real estate holding company and has not held any real property in over three decades. Griffon does not acknowledge any responsibility to perform any investigation or remediation at the Peekskill Site. Lightron and ISCP are being defended by an insurance company, subject to a reservation of rights, and the insurance company is paying the costs of the RI, with Lightron and ISCP paying for the FS.

Memphis, TN site. Hunter Fan Company (“Hunter”) operated headquarters and a production plant in Memphis, TN for over 50 years (the “Memphis Site”). While Hunter completed certain on-site remediation of PCB-contaminated soils, Hunter did not investigate the extent to which PCBs existed beneath the building itself nor determine whether off-site areas had been impacted. Hunter vacated the site approximately twenty years ago, and the on-site buildings have now been demolished.

The State of Tennessee Department of Environment and Conservation (“TDEC”) identified the Memphis site as being potentially contaminated, raising the possibility that site operations could have resulted in soil and groundwater contamination involving volatile organic compounds and metals. In 2021, the TDEC performed a preliminary assessment of the site and recommended to the EPA that it include the site on the National Priorities List established under CERCLA. The TDEC further recommended that the EPA fund an investigation of potential soil gas contamination in receptors near the site. The TDEC has also indicated that it will proceed with this investigation if the EPA does not act. Since 2021, there has been no further action by the EPA or TDEC relating to the Memphis site.

It is unknown whether the EPA will add the Memphis Site to the National Priorities List, whether a site investigation will reveal contamination and, if there is contamination, the extent of any such contamination. However, given that certain PCB work was not completed in the past and the TDEC’s stated intent for the EPA to perform an investigation (and the statement by the TDEC that it will perform the investigation if the EPA will not), liability is probable in this matter. There are other potentially responsible parties for this site, including a former owner of Hunter; Hunter has notified such former owner of this matter.

If the EPA decides to add this site to the National Priorities List, a Remedial Investigation/Feasibility Study (“RI/FS”) will be required. Hunter expects that the EPA will ask it to perform this work. If Hunter does not reach an agreement with the EPA to perform this work, the EPA will implement the RI/FS on its own. Should the EPA implement the RI/FS or perform further studies and/or subsequently remediate the site without first reaching an agreement with one or more relevant parties, the EPA would likely seek reimbursement from such parties, including Hunter, for the costs incurred.

General legal

Griffon is subject to various laws and regulations relating to the protection of the environment and is a party to legal proceedings arising in the ordinary course of business. Management believes, based on facts presently known to it, that the resolution of the matters above and such other matters will not have a material adverse effect on Griffon’s consolidated financial position, results of operations or cash flows.